Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 106,034	$ 99,499
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	134,168	126,504	$ 106,842
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(2,300)	(912)	(1,286)
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(38,803)	(39,062)	(40,222)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969	$ 12,969	$ 12,969